18. Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments Tables
Financial instruments

	Carrying amount
	2017	2016

Financial assets:
Loans and receivables (including cash)
Cash and cash equivalents	3,792	5,112
Trade receivables and other receivables	1,625	1,281
Related parties - assets	25	17
Financial instruments – Fair value hedge	28	-
Financial liabilities:
Amortized cost
Related parties - liabilities	(153)	(147)
Trade payables	(8,128)	(7,232)
Financing for purchase of assets	(116)	(120)
Acquisition of non-controlling interest	-	(7)
Debentures	(3,015)	(2,472)
Borrowings and financing	(520)	(1,562)
Fair value through profit or loss
Borrowings and financing	(989)	(1,835)
Financial instruments – Fair value hedge	(64)	-

Changes as to objectives, policies or processes
	2017	2016
Cash and cash equivalents	3,792	5,112
Financial instruments – Fair value hedge	28	-
Borrowings and financing	(4,588)	(5,869)
Other liabilities with related parties (note 18.2) (*)	(145)	(149)
Net debt	(913)	(906)

Shareholders’ equity	(13,292)	(12,597)

Net debt to equity ratio	7%	7%

Aging profile of financial liabilities
	Up to 1 Year	1 – 5 years	More than 5 years	Total
Borrowings and financing	702	659	75	1,436
Debentures and promissory notes	652	2,773	-	3,425
Derivative financial instruments	90	20	(3)	107
Finance lease	67	157	156	380
Trade payables	8,128	-	-	8,128
Total	9,639	3,609	228	13,476

Hedge position
		Notional value		Fair value
		2017	2016	2017	2016
Fair value hedge
Hedge object (debt)		1,039	1,768	989	1,666

Long position (buy)
Prefixed rate	TR+9.80% per year	127	127	125	134
US$ + fixed	2.57% per year	692	1,421	663	1,362
EUR + fixed	EUR+1.99% per year	220	220	200	176
		1,039	1,768	988	1,672
Short position (sell)
	103.29% per year	(1,039)	(1,768)	(1,024)	(1,839)

Hedge position - asset		-	-	28	-
Hedge position - liability		-	-	(64)	(167)
Net hedge position		-	-	(36)	(167)

Other financial instruments

			Market projection
Transactions	Risk (CDI variation)	Balance at 12.31.2017	Scenario I	Scenario II	Scenario III

Fair value hedge (fixed rate)	101.44% of CDI	(106)	(190)	(193)	(196)
Fair value hedge (exchange rate)	103.53% of CDI	(918)	(1,127)	(1,147)	(1,168)
Debentures	107% of CDI	(921)	(989)	(1,005)	(1,022)
Certificate of Agribusiness Receivables	97.50% of CDI	(1,014)	(1,089)	(1,107)	(1,126)
Promissory note	96% of CDI	(1,096)	(1,176)	(1,197)	(1,217)
Bank loans - CBD	104.80% of CDI	(285)	(306)	(311)	(317)
Leases	100.19% of CDI	(58)	(62)	(63)	(64)
Leases	100% of CDI	(5)	(6)	(6)	(6)
Leases	95% of CDI	(86)	(92)	(94)	(95)
Total borrowings and financing exposure		(4,489)	(5,037)	(5,123)	(5,211)

Cash and cash equivalents (*)	98.07% of CDI	3,328	3,550	3,606	3,662
Net exposure		(1,161)	(1,487)	(1,517)	(1,549)
Net effect - gain (loss)			(326)	(356)	(388)

(*) Weighted average

Fair value hierarchy of financial assets and liabilities
	Carrying amount	Fair value
	12.31.2017	12.31.2017	Level
Financial instruments
Cross-currency interest rate swaps	(55)	(55)	2
Interest rate swaps	19	19	2
Borrowings and financing (fair value)	(989)	(989)	2
Borrowings and financing and debentures (amortized cost)	(3,535)	(3,508)	2
Total	(4,560)	(4,533)

Consolidated position of outstanding derivative transactions
					Amount payable or receivable		Fair value
Description	Counterparties	Notional value	Contractual date	Maturity	2017	2016	2017	2016

Exchange swaps registered with CETIP
(US$ x CDI)
	Banco Tokyo	US$ 75	1/14/2014	1/10/2017	-	61	-	59
	Mizuho	US$ 50	10/31/2014	10/31/2017	-	38	-	37
	Bank of America	US$ 40	9/14/2015	9/14/2017	-	(26)	-	(25)
	Banco Tokyo	US$ 50	7/31/2015	7/31/2017	-	(6)	-	(6)
	Scotiabank	US$ 50	9/30/2015	9/29/2017	-	(39)	-	(37)
	Agricole	EUR 50	10/7/2015	10/8/2018	(24)	(54)	(20)	(42)
	Itaú BBA	US$ 50	10/27/2015	1/17/2017	-	(60)	-	(61)
	Bradesco	US$ 50	3/3/2016	3/6/2017	-	(53)	-	(54)
	Scotiabank	US$ 50	1/15/2016	1/16/2018	(42)	(50)	(42)	(47)
	Scotiabank	US$ 50	9/29/2017	9/29/2020	9	-	9	-
	Banco Tokyo	US$ 100	12/12/2017	12/12/2019	(3)	-	(2)	-

Interest rate swap registered with CETIP
(pre-fixed rate x CDI)
	Itaú BBA	R$ 21	11/11/2014	11/5/2026	1	1	3	2
	Itaú BBA	R$ 54	1/14/2015	1/5/2027	3	1	8	3
	Itaú BBA	R$ 52	5/26/2015	5/5/2027	2	2	8	4
					(54)	(185)	(36)	(167)